Restricted Cash (Tables)	6 Months Ended
Jun. 30, 2021
Restricted Cash [Abstract]
Schedule of company’s restricted cash
	June 30, 2021	December 31, 2020
	(Unaudited)
Restricted cash in banks and other financial institutions	$21,950,872	$16,986,667
Restricted cash in other guaranteed creditors	8,983,056	8,888,889
	$30,933,928	$25,875,556